SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long Lived Assets		$ 34,342	$ 38,900
United States [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		6,813	9,363
Israel [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		24,391	26,438
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		1,294	1,756
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long Lived Assets	[1]	474	274
Other Country [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		$ 1,370	$ 1,069

[1]	Excluding United Kingdom and Israel